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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03826

                                AIM Sector Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 6/30/09

Item 1.  Schedule of Investments.

                                 AIM ENERGY FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             I-ENE-QTR-1 06/09          Invesco Aim Advisors, Inc.

AIM ENERGY FUND


SCHEDULE OF INVESTMENTS (a)
June 30, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.93%

COAL & CONSUMABLE FUELS--0.73%

Peabody Energy Corp.                                 307,000   $     9,259,120
==============================================================================

CONSTRUCTION & ENGINEERING--0.61%

Fluor Corp.                                          151,000         7,744,790
==============================================================================

DIVERSIFIED METALS & MINING--1.51%

BHP Billiton Ltd. -ADR
  (Australia)                                        352,000        19,264,960
==============================================================================

ELECTRIC UTILITIES--1.64%

FPL Group, Inc.                                      368,000        20,924,480
==============================================================================

GAS UTILITIES--1.87%

EQT Corp.                                            683,000        23,843,530
==============================================================================

INTEGRATED OIL & GAS--26.74%

BP PLC -ADR (United Kingdom)                         611,000        29,132,480
------------------------------------------------------------------------------
Exxon Mobil Corp.                                    638,000        44,602,580
------------------------------------------------------------------------------
Hess Corp.                                           526,000        28,272,500
------------------------------------------------------------------------------
Marathon Oil Corp.                                 1,053,000        31,726,890
------------------------------------------------------------------------------
Murphy Oil Corp.                                     339,000        18,414,480
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           959,000        63,111,790
------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR
  (Brazil)                                           955,000        39,135,900
------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR
  (United Kingdom)                                   549,000        27,554,310
------------------------------------------------------------------------------
Suncor Energy, Inc. (Canada)                         556,000        16,869,040
------------------------------------------------------------------------------
Total S.A. -ADR (France)                             774,000        41,974,020
==============================================================================
                                                                   340,793,990
==============================================================================

MULTI-UTILITIES--1.44%

Sempra Energy                                        371,000        18,412,730
==============================================================================

OIL & GAS DRILLING--4.36%

ENSCO International Inc.                             283,000         9,868,210
------------------------------------------------------------------------------
Helmerich & Payne, Inc.                              102,000         3,148,740
------------------------------------------------------------------------------
Hercules Offshore, Inc. (b)                          465,008         1,846,082
------------------------------------------------------------------------------
Noble Corp.                                          219,000         6,624,750
------------------------------------------------------------------------------
Transocean Ltd. (b)                                  458,000        34,024,820
==============================================================================
                                                                    55,512,602
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--19.83%

Baker Hughes Inc.                                    815,000        29,698,600
------------------------------------------------------------------------------
Cameron International Corp. (b)                    1,211,000        34,271,300
------------------------------------------------------------------------------
Halliburton Co.                                    2,346,000        48,562,200
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                      989,000        32,300,740
------------------------------------------------------------------------------
Oceaneering International, Inc. (b)                  738,000        33,357,600
------------------------------------------------------------------------------
Schlumberger Ltd.                                    643,000        34,792,730
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                 2,029,000        39,687,240
==============================================================================
                                                                   252,670,410
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--33.72%

Anadarko Petroleum Corp.                             816,000   $    37,038,240
------------------------------------------------------------------------------
Apache Corp.                                         554,000        39,971,100
------------------------------------------------------------------------------
Bill Barrett Corp. (b)                               440,000        12,082,400
------------------------------------------------------------------------------
Cabot Oil & Gas Corp.                                385,000        11,796,400
------------------------------------------------------------------------------
Chesapeake Energy Corp.                              862,000        17,093,460
------------------------------------------------------------------------------
Continental Resources, Inc. (b)                    1,371,000        38,045,250
------------------------------------------------------------------------------
Devon Energy Corp.                                   559,000        30,465,500
------------------------------------------------------------------------------
Noble Energy, Inc.                                   543,000        32,020,710
------------------------------------------------------------------------------
Petrohawk Energy Corp.(b)                          1,348,000        30,060,400
------------------------------------------------------------------------------
Plains Exploration & Production
  Co. (b)                                          1,427,000        39,042,720
------------------------------------------------------------------------------
Range Resources Corp.                                797,000        33,003,770
------------------------------------------------------------------------------
Southwestern Energy Co. (b)                        1,048,000        40,714,800
------------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                      2,112,000        30,180,480
------------------------------------------------------------------------------
XTO Energy, Inc.                                   1,000,000        38,140,000
==============================================================================
                                                                   429,655,230
==============================================================================

OIL & GAS REFINING & MARKETING--0.16%

Valero Energy Corp.                                  122,000         2,060,580
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--3.32%

El Paso Corp.                                      1,606,000        14,823,380
------------------------------------------------------------------------------
Williams Cos., Inc. (The)                          1,763,000        27,520,430
------------------------------------------------------------------------------
                                                                    42,343,810
==============================================================================
     Total Common Stocks & Other Equity
       Interests (Cost $1,313,990,624)                           1,222,486,232
==============================================================================

MONEY MARKET FUNDS--4.15%

Liquid Assets
  Portfolio-Institutional Class
  (c)                                             26,438,171        26,438,171
------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class (c)                                       26,438,171        26,438,171
==============================================================================
    Total Money Market Funds
      (Cost $52,876,342)                                            52,876,342
==============================================================================
TOTAL INVESTMENTS--100.08%
  (Cost $1,366,866,966)                                          1,275,362,574
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.08)%                              (1,071,225)
==============================================================================
NET ASSETS--100.00%                                            $ 1,274,291,349
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR--American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM ENERGY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM ENERGY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The businesses in which the Fund invests may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations of the Fund's shares.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign

AIM ENERGY FUND
     currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs.
               Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 LEVEL 1      LEVEL 2   LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Equity Securities            $1,275,362,574   $    --   $    --   $1,275,362,574
================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $240,108,874 and $113,772,938, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 127,652,960
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (222,113,123)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (94,460,163)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $1,369,822,737.

                           AIM FINANCIAL SERVICES FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-FSE-QTR-1 06/09           Invesco Aim Advisors, Inc.

AIM FINANCIAL SERVICES FUND


SCHEDULE OF INVESTMENTS (a)
June 30, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS--96.32%

ASSET MANAGEMENT & CUSTODY BANKS--12.76%

Blackstone Group L.P. (The)                          157,057   $     1,655,381
------------------------------------------------------------------------------
Federated Investors, Inc. - Class B                  255,268         6,149,406
------------------------------------------------------------------------------
Legg Mason, Inc.                                     266,804         6,504,681
------------------------------------------------------------------------------
State Street Corp.                                   158,796         7,495,171
==============================================================================
                                                                    21,804,639
==============================================================================

CONSUMER FINANCE--16.23%

American Express Co.                                 332,400         7,724,976
------------------------------------------------------------------------------
AmeriCredit Corp. (b)                                230,353         3,121,283
------------------------------------------------------------------------------
Capital One Financial Corp.                          379,978         8,313,919
------------------------------------------------------------------------------
SLM Corp. (b)                                        835,454         8,580,112
==============================================================================
                                                                    27,740,290
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--6.78%

Alliance Data Systems Corp. (b)                       84,991         3,500,779
------------------------------------------------------------------------------
Automatic Data Processing, Inc.                      169,281         5,999,319
------------------------------------------------------------------------------
Heartland Payment Systems, Inc.                        1,031             9,867
------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b)                          171,362         1,286,929
------------------------------------------------------------------------------
Western Union Co.                                     47,871           785,084
==============================================================================
                                                                    11,581,978
==============================================================================

DIVERSIFIED BANKS--0.20%

U.S. Bancorp                                          19,319           346,196
==============================================================================

DIVERSIFIED CAPITAL MARKETS--2.49%

UBS AG (Switzerland) (b)                             348,753         4,258,274
==============================================================================

INSURANCE BROKERS--4.44%

Marsh & McLennan Cos., Inc.                          305,346         6,146,615
------------------------------------------------------------------------------
National Financial Partners Corp. (b)                196,938         1,441,586
==============================================================================
                                                                     7,588,201
==============================================================================

INVESTMENT BANKING & BROKERAGE--8.93%

FBR Capital Markets Corp. (b)                      1,034,310         4,861,257
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       24,444         3,604,023
------------------------------------------------------------------------------
Morgan Stanley                                       238,241         6,792,251
==============================================================================
                                                                    15,257,531
==============================================================================

LIFE & HEALTH INSURANCE--3.04%

Prudential Financial, Inc.                            28,117         1,046,515
------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                       144,375         4,140,675
==============================================================================
                                                                     5,187,190
==============================================================================

MANAGED HEALTH CARE--4.22%

Coventry Health Care, Inc. (b)                       106,497         1,992,559
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              208,800         5,215,824
==============================================================================
                                                                     7,208,383
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--13.56%

Bank of America Corp.                                684,126   $     9,030,463
------------------------------------------------------------------------------
Citigroup Inc.                                     1,064,301         3,160,974
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 321,882        10,979,395
==============================================================================
                                                                    23,170,832
==============================================================================

PROPERTY & CASUALTY INSURANCE--5.29%

Allstate Corp. (The)                                  24,165           589,626
------------------------------------------------------------------------------
XL Capital Ltd. -Class A                             737,191         8,448,209
==============================================================================
                                                                     9,037,835
==============================================================================

REAL ESTATE SERVICES--0.23%

Jones Lang LaSalle Inc.                               11,868           388,440
==============================================================================

REGIONAL BANKS--8.94%

Fifth Third Bancorp                                  951,832         6,758,007
------------------------------------------------------------------------------
First Horizon National Corp. (b)                      32,396           388,756
------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 282,270         4,643,342
------------------------------------------------------------------------------
Zions Bancorp.                                       300,932         3,478,774
==============================================================================
                                                                    15,268,879
==============================================================================

REINSURANCE--1.94%

Transatlantic Holdings, Inc.                          76,667         3,321,981
==============================================================================

SPECIALIZED CONSUMER SERVICES--1.81%

H&R Block, Inc.                                      179,016         3,084,446
==============================================================================

SPECIALIZED FINANCE--5.46%

CIT Group, Inc.                                    1,024,035         2,201,675
------------------------------------------------------------------------------
Moody's Corp.                                        270,676         7,132,313
==============================================================================
                                                                     9,333,988
==============================================================================
   Total Common Stocks
     (Cost $297,175,110)                                           164,579,083
==============================================================================

MONEY MARKET FUNDS--3.52%

Liquid Assets
  Portfolio-Institutional Class (c)                3,007,452         3,007,452
------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class (c)                                        3,007,451         3,007,451
==============================================================================
    Total Money Market Funds
      (Cost $6,014,903)                                              6,014,903
==============================================================================
TOTAL INVESTMENTS-99.84%
  (Cost $303,190,013)                                              170,593,986
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.16%                                   275,381
==============================================================================
NET ASSETS--100.00%                                            $   170,869,367
______________________________________________________________________________
==============================================================================


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM FINANCIAL SERVICES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM FINANCIAL SERVICES FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

AIM FINANCIAL SERVICES FUND


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs.
               Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                       LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------------------------------------------------
Equity Securities   $170,593,986   $    --   $    --   $170,593,986
===================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $16,066,271 and $9,074,787, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     7,455,339
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (140,156,313)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (132,700,974)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $303,294,960.

                       AIM GOLD & PRECIOUS METALS FUND
            Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-GPM-QTR-1 06/09          Invesco Aim Advisors, Inc.

AIM GOLD & PRECIOUS METALS FUND


SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--88.36%

AUSTRALIA--6.09%

BHP Billiton Ltd. -ADR                               162,000   $     8,866,260
------------------------------------------------------------------------------
Newcrest Mining Ltd.                                 475,000        11,637,688
==============================================================================
                                                                    20,503,948
==============================================================================

CANADA--54.60%

Agnico-Eagle Mines Ltd. (a)                          289,000        15,166,720
------------------------------------------------------------------------------
Alamos Gold Inc. (a)                                 654,000         5,403,732
------------------------------------------------------------------------------
Andina Minerals Inc. (a)                           2,000,000         2,373,022
------------------------------------------------------------------------------
Aurizon Mines Ltd. (a)                             1,109,000         3,936,950
------------------------------------------------------------------------------
Barrick Gold Corp.                                   399,000        13,386,450
------------------------------------------------------------------------------
Cameco Corp.                                         310,000         7,936,000
------------------------------------------------------------------------------
Detour Gold Corp. (a)                                465,000         4,141,955
------------------------------------------------------------------------------
Eldorado Gold Corp. (a)                            1,408,000        12,614,296
------------------------------------------------------------------------------
Franco-Nevada Corp.                                  582,000        14,046,174
------------------------------------------------------------------------------
Goldcorp, Inc.                                       478,000        16,610,500
------------------------------------------------------------------------------
Harry Winston Diamond Corp. (a)                      300,000         1,795,242
------------------------------------------------------------------------------
IAMGOLD Corp.                                      1,538,000        15,577,375
------------------------------------------------------------------------------
Kinross Gold Corp.                                   425,000         7,717,480
------------------------------------------------------------------------------
Minefinders Corp. Ltd. (a)                           737,000         5,077,930
------------------------------------------------------------------------------
Osisko Mining Corp. (a)                            1,082,000         6,093,421
------------------------------------------------------------------------------
Pan American Silver Corp. (a)                        425,000         7,790,250
------------------------------------------------------------------------------
Seabridge Gold Inc. (a)                              400,000        10,376,000
------------------------------------------------------------------------------
Silver Wheaton Corp. (a)                           1,729,000        14,246,960
------------------------------------------------------------------------------
Teck Resources Ltd. -Class B (a)                     300,000         4,782,155
------------------------------------------------------------------------------
Yamana Gold Inc.                                   1,655,000        14,630,200
==============================================================================
                                                                   183,702,812
==============================================================================

PERU--2.79%

Compania de Minas Buenaventura S.A.
  -ADR                                               390,000         9,371,700
==============================================================================

SOUTH AFRICA--10.36%

Gold Fields Ltd. -ADR                                953,000        11,483,650
------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd. -
  ADR(a)                                             300,000         3,096,000
------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                        320,000         7,073,233
------------------------------------------------------------------------------
Randgold Resources Ltd. -ADR                         206,000        13,219,020
==============================================================================
                                                                    34,871,903
==============================================================================

UNITED KINGDOM--1.03%

Rio Tinto PLC (a)                                    100,000         3,480,679
==============================================================================

UNITED STATES--13.49%

Coeur d'Alene Mines Corp. (a)                        221,500         2,724,450
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc. (a)              270,000        13,529,700
------------------------------------------------------------------------------
Hecla Mining Co. (a)                                 500,000         1,340,000
------------------------------------------------------------------------------
iShares COMEX Gold Trust                              57,000         5,200,680
------------------------------------------------------------------------------
Newmont Mining Corp.                                 324,000        13,241,880


                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

Solitario Exploration & Royalty
  Corp. (a)                                          767,000    $    1,496,973
------------------------------------------------------------------------------
SPDR Gold Trust                                       86,000         7,841,480
==============================================================================
                                                                    45,375,163
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $344,401,034)                                297,306,205
==============================================================================

MONEY MARKET FUNDS--11.57%

Liquid Assets Portfolio-Institutional
  Class (b)                                       19,469,149        19,469,149
------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class (b)                                       19,469,149        19,469,149
==============================================================================
    Total Money Market Funds
      (Cost $38,938,298)                                            38,938,298
==============================================================================
TOTAL INVESTMENTS--99.93%
  (Cost $383,339,332)                                              336,244,503
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.07%                                   233,499
==============================================================================
NET ASSETS--100.00%                                            $   336,478,002
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt


Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM GOLD & PRECIOUS METALS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM GOLD & PRECIOUS METALS FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic climate for the two largest gold producers, South Africa and the former Soviet Union, may have a direct impact on the price of gold worldwide.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM GOLD & PRECIOUS METALS FUND


F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs.
               Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
=================================================================================
     Equity Securities        $321,126,137   $15,118,366   $    --   $336,244,503
=================================================================================

AIM GOLD & PRECIOUS METALS FUND


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $8,488,273 and $2,982,611, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                               $  23,401,430
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                               (73,578,787)
======================================================================================================
Net unrealized appreciation (depreciation) of investment securities                      $ (50,177,357)
______________________________________________________________________________________________________
======================================================================================================
Cost of investments for tax purposes is $386,421,860.

                              AIM LEISURE FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-LEI-QTR-1 06/09           Invesco Aim Advisors, Inc.

AIM LEISURE FUND


SCHEDULE OF INVESTMENTS(a)
June 30, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--95.61%

ADVERTISING--5.82%

Omnicom Group Inc.                                   394,688   $    12,464,247
------------------------------------------------------------------------------
WPP PLC  (United Kingdom)                            937,982         6,237,468
==============================================================================
                                                                    18,701,715
==============================================================================

APPAREL RETAIL--2.64%

Abercrombie & Fitch Co. -Class A (b)                 178,191         4,524,270
------------------------------------------------------------------------------
Hot Topic, Inc. (b) (c)                              542,355         3,964,615
==============================================================================
                                                                     8,488,885
==============================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS--7.47%

Carter's, Inc. (c)                                   134,001         3,297,765
------------------------------------------------------------------------------
Coach, Inc.                                          259,433         6,973,559
------------------------------------------------------------------------------
Hanesbrands, Inc. (b) (c)                            445,428         6,685,874
------------------------------------------------------------------------------
Polo Ralph Lauren Corp. (b)                          131,632         7,047,577
==============================================================================
                                                                    24,004,775
==============================================================================

BREWERS--7.02%

Anheuser-Busch InBev N.V. (Belgium)                  234,380         8,482,143
------------------------------------------------------------------------------
Anheuser-Busch InBev N.V. -Ctfs.
  (Belgium) (c)                                       59,200               249
------------------------------------------------------------------------------
Companhia de Bebidas das Americas
  -ADR (Brazil) (b)                                  128,100         6,795,705
------------------------------------------------------------------------------
Heineken N.V.  (Netherlands)                         196,085         7,282,771
==============================================================================
                                                                    22,560,868
==============================================================================

CABLE & SATELLITE--11.69%

Cablevision Systems Corp. -Class A                   366,008         7,104,215
------------------------------------------------------------------------------
Comcast Corp. -Class A                               998,857        14,473,438
------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment
  -Series A -Tracking Stock (c)                      328,509         8,787,616
------------------------------------------------------------------------------
Scripps Networks Interactive,
  Inc. -Class A (b)                                  258,580         7,196,282
------------------------------------------------------------------------------
Time Warner Cable, Inc. -Class A                           1                30
==============================================================================
                                                                    37,561,581
==============================================================================

CASINOS & GAMING--3.03%

International Game Technology                        411,281         6,539,368
------------------------------------------------------------------------------
Penn National Gaming, Inc. (c)                       109,985         3,201,663
==============================================================================
                                                                     9,741,031
==============================================================================

COMPUTER & ELECTRONICS RETAIL--3.53%

Best Buy Co., Inc. (b)                               254,928         8,537,539
------------------------------------------------------------------------------
GameStop Corp. -Class A (b) (c)                      128,115         2,819,811
==============================================================================
                                                                    11,357,350
==============================================================================

DEPARTMENT STORES--3.04%

Kohl's Corp. (c)                                     131,320         5,613,930
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DEPARTMENT STORES--(CONTINUED)

Nordstrom, Inc. (b)                                  208,661   $     4,150,267
==============================================================================
                                                                     9,764,197
==============================================================================

DISTILLERS & VINTNERS--3.09%

Diageo PLC  (United Kingdom)                         692,131         9,937,833
==============================================================================

FOOTWEAR--1.72%

NIKE, Inc. -Class B                                  106,942         5,537,457
==============================================================================

GENERAL MERCHANDISE STORES--2.55%

Family Dollar Stores, Inc.                           112,622         3,187,203
------------------------------------------------------------------------------
Target Corp. (b)                                     127,013         5,013,203
==============================================================================
                                                                     8,200,406
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.98%

Nintendo Co., Ltd.  (Japan)                           11,400         3,137,001
==============================================================================

HOME IMPROVEMENT RETAIL--1.97%

Home Depot, Inc. (The) (b)                           267,780         6,327,641
==============================================================================

HOTELS, RESORTS & CRUISE LINES--4.18%

Choice Hotels International, Inc                     190,934         5,080,754
------------------------------------------------------------------------------
Marriott International, Inc. -Class A (b)            283,690         6,261,038
------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hong Kong)                                      7,827,800         2,075,280
==============================================================================
                                                                    13,417,072
==============================================================================

HYPERMARKETS & SUPER CENTERS--1.34%

Wal-Mart Stores, Inc.                                 89,043         4,313,243
==============================================================================

INTERNET SOFTWARE & SERVICES--3.08%

Google Inc. -Class A (b) (c)                          23,499         9,906,943
==============================================================================

MOVIES & ENTERTAINMENT--13.18%

News Corp. -Class A                                  911,979         8,308,129
------------------------------------------------------------------------------
Time Warner Inc.                                     312,166         7,863,461
------------------------------------------------------------------------------
Viacom Inc. -Class A (b) (c)                         131,424         3,151,547
------------------------------------------------------------------------------
Viacom Inc. -Class B (c)                             180,947         4,107,497
------------------------------------------------------------------------------
Walt Disney Co. (The) (b)                            811,793        18,939,131
==============================================================================
                                                                    42,369,765
==============================================================================

RESTAURANTS--10.63%

Brinker International, Inc.                          378,512         6,446,060
------------------------------------------------------------------------------
Darden Restaurants, Inc.                             205,492         6,777,126
------------------------------------------------------------------------------
Jack in the Box Inc. (b) (c)                         254,404         5,711,370
------------------------------------------------------------------------------
McDonald's Corp.                                     165,582         9,519,309
------------------------------------------------------------------------------
Yum! Brands, Inc.                                    170,800         5,694,472
==============================================================================
                                                                    34,148,337
==============================================================================

SOFT DRINKS--5.86%

Coca-Cola Co. (The)                                  103,302         4,957,463
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS--(CONTINUED)

Coca-Cola Femsa, S.A.B. de C.V. -ADR
  (Mexico)(b)                                         84,858   $     3,404,503
------------------------------------------------------------------------------
PepsiCo, Inc.                                        190,312        10,459,547
==============================================================================
                                                                    18,821,513
==============================================================================

SPECIALTY STORES--2.01%

PetSmart, Inc.                                       300,445         6,447,550
==============================================================================

TOBACCO--0.78%

British American Tobacco PLC
  (United Kingdom)                                    90,316         2,494,561
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $293,420,015)                                307,239,724
==============================================================================

MONEY MARKET FUNDS--4.12%

Liquid Assets Portfolio-Institutional
  Class (d)                                        6,617,804         6,617,804
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)          6,617,805         6,617,805
==============================================================================
    Total Money Market Funds
      (Cost $13,235,609)                                            13,235,609
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-99.73%
  (Cost $306,655,624)                                              320,475,333
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--17.06%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $54,839,275)(d)(e)                        54,839,275        54,839,275
==============================================================================
TOTAL INVESTMENTS-116.79%
  (Cost $361,494,899)                                              375,314,608
==============================================================================
OTHER ASSETS LESS LIABILITIES-(16.79)%                             (53,959,104)
==============================================================================
NET ASSETS-100.00%                                             $   321,355,504
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Ctfs. -- Certificates


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at June 30, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM LEISURE FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

         The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

AIM LEISURE FUND
     market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION


Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs.
               Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                       LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
------------------------------------------------------------------------
Equity Securities   $335,667,550   $ 39,647,058   $    --   $375,314,608
========================================================================

AIM LEISURE FUND


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $25,391,661 and $39,547,052 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                $ 56,795,292
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                               (43,176,626)
======================================================================================================
Net unrealized appreciation of investment securities                                      $ 13,618,666
______________________________________________________________________________________________________
======================================================================================================
Cost of investments for tax purposes is $361,695,942.

                              AIM TECHNOLOGY FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-TEC-QTR-1 06/09           Invesco Aim Advisors, Inc.

AIM TECHNOLOGY FUND


SCHEDULE OF INVESTMENTS(a)
June 30, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.22%

AEROSPACE & DEFENSE--0.17%

DigitalGlobe Inc. (b)                                 42,441   $       814,867
==============================================================================
APPLICATION SOFTWARE--6.15%

Adobe Systems Inc. (b) (c)                            478,058        13,529,042
------------------------------------------------------------------------------
NICE Systems Ltd.-ADR
  (Israel) (b)                                       493,110        11,376,048
------------------------------------------------------------------------------
Solera Holdings Inc. (b)                             198,411         5,039,639
==============================================================================
                                                                    29,944,729
==============================================================================

COMMUNICATIONS EQUIPMENT--12.38%

Brocade Communications Systems,
  Inc. (b) (c)                                       522,207         4,083,659
------------------------------------------------------------------------------
Cisco Systems, Inc. (b) (c)                          638,723        11,905,797
------------------------------------------------------------------------------
Harris Corp. (c)                                      83,306         2,362,558
------------------------------------------------------------------------------
Nokia Corp.--ADR (Finland) (c)                       459,817         6,704,132
------------------------------------------------------------------------------
Plantronics, Inc.                                    353,486         6,684,420
------------------------------------------------------------------------------
Polycom, Inc. (b) (c)                                195,188         3,956,461
------------------------------------------------------------------------------
QUALCOMM Inc. (c)                                    353,023        15,956,639
------------------------------------------------------------------------------
Research In Motion Ltd.
  (Canada) (b) (c)                                   121,139         8,606,926
==============================================================================
                                                                    60,260,592
==============================================================================

COMPUTER HARDWARE--11.38%

Apple Inc. (b) (c)                                   141,605        20,168,800
------------------------------------------------------------------------------
Dell Inc. (b)                                        395,312         5,427,634
------------------------------------------------------------------------------
Hewlett-Packard Co. (c)                              478,547        18,495,842
------------------------------------------------------------------------------
International Business Machines Corp. (c)             82,143         8,577,372
------------------------------------------------------------------------------
Teradata Corp. (b)                                   116,172         2,721,910
==============================================================================
                                                                    55,391,558
==============================================================================

COMPUTER STORAGE & PERIPHERALS--6.14%

EMC Corp. (b) (c)                                    882,707        11,563,462
------------------------------------------------------------------------------
NetApp, Inc. (b) (c)                                 140,377         2,768,234
------------------------------------------------------------------------------
Seagate Technology (b) (c)                           441,908         4,622,358
------------------------------------------------------------------------------
Synaptics Inc. (b) (c)                               145,802         5,635,247
------------------------------------------------------------------------------
Western Digital Corp. (b) (c)                        200,159         5,304,214
==============================================================================
                                                                    29,893,515
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-3.36%

Alliance Data Systems Corp. (b) (c)                  102,858         4,236,721
------------------------------------------------------------------------------
MasterCard, Inc.-Class A (c)                          31,411         5,255,374
------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b) (c)                      353,005         2,651,068
------------------------------------------------------------------------------
Western Union Co.                                    257,898         4,229,527
==============================================================================
                                                                    16,372,690
==============================================================================

ELECTRONIC COMPONENTS--1.59%

  Corning Inc. (c)                                   157,209         2,524,777
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC COMPONENTS--(CONTINUED)

Dolby Laboratories Inc.-Class A (b) (c)              139,629   $     5,205,369
==============================================================================
                                                                     7,730,146
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.00%

Cogent Inc. (b) (c)                                  454,054         4,871,999
==============================================================================

ELECTRONIC MANUFACTURING
  SERVICES--2.01%

Tyco Electronics Ltd.
  (Switzerland) (c)                                  525,704         9,772,837
==============================================================================

HOME ENTERTAINMENT SOFTWARE--2.00%


Activision Blizzard, Inc. (b) (c)                    384,478         4,855,957
------------------------------------------------------------------------------
Nintendo Co., Ltd.  (Japan)                           13,100         3,604,800
------------------------------------------------------------------------------
Rosetta Stone, Inc. (b) (c)                           46,030         1,263,063
==============================================================================
                                                                     9,723,820
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--1.55%

AT&T Inc. (c)                                        303,837         7,547,311
==============================================================================

INTERNET RETAIL--0.68%

Amazon.com, Inc. (b) (c)                               39,466         3,301,726
==============================================================================

INTERNET SOFTWARE & SERVICES--8.51%

DivX, Inc. (b) (c)                                   630,513         3,461,516
------------------------------------------------------------------------------
eBay Inc. (b) (c)                                    547,067         9,371,258
------------------------------------------------------------------------------
Google Inc.-Class A (b) (c)                           38,681        16,307,523
------------------------------------------------------------------------------
LogMeIn, Inc. (b)                                     38,221           611,536
------------------------------------------------------------------------------
Omniture, Inc. (b) (c)                                393,999         4,948,627
------------------------------------------------------------------------------
VeriSign, Inc. (b) (c)                               136,808         2,528,212
------------------------------------------------------------------------------
Yahoo! Inc. (b) (c)                                  268,663         4,207,263
==============================================================================
                                                                    41,435,935
==============================================================================

IT CONSULTING & OTHER SERVICES--4.92%

Amdocs Ltd. (b)                                      441,023         9,459,943
------------------------------------------------------------------------------
Cognizant Technology Solutions
  Corp. -Class A (b) (c)                             542,513        14,485,097
==============================================================================
                                                                    23,945,040
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--1.42%

BlueStream Ventures L.P. (Acquired
  08/03/00-06/13/08; Cost
  $25,801,962) (d) (e)                                    --         6,911,139
==============================================================================

SEMICONDUCTOR EQUIPMENT--4.39%

Applied Materials, Inc. (c)                          675,373         7,408,842
------------------------------------------------------------------------------
ASML Holding N.V.-New York
  Shares (Netherlands) (c)                           319,700         6,921,505
------------------------------------------------------------------------------
Cymer, Inc. (b) (c)                                  237,520         7,061,469
==============================================================================
                                                                    21,391,816
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM TECHNOLOGY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS--14.96%

Intel Corp. (c)                                      927,978   $    15,358,036
------------------------------------------------------------------------------
Intersil Corp.--Class A (c)                          511,884         6,434,382
------------------------------------------------------------------------------
Marvell Technology Group Ltd. (b) (c)                940,499        10,947,408
------------------------------------------------------------------------------
Microsemi Corp. (b) (c)                              514,282         7,097,092
------------------------------------------------------------------------------
ON Semiconductor Corp. (b) (c)                     1,401,749         9,615,998
------------------------------------------------------------------------------
Semtech Corp. (b) (c)                                414,337         6,592,102
------------------------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co. Ltd.--ADR
  (Taiwan) (c)                                       495,723         4,664,753
------------------------------------------------------------------------------
Texas Instruments Inc. (c)                           226,757         4,829,924
------------------------------------------------------------------------------
Xilinx, Inc. (c)                                     356,996         7,304,138
==============================================================================
                                                                    72,843,833
==============================================================================

SYSTEMS SOFTWARE--13.40%

Ariba Inc. (b) (c)                                   800,887         7,880,728
------------------------------------------------------------------------------
Check Point Software
  Technologies Ltd.
  (Israel) (b) (c)                                   595,367        13,973,263
------------------------------------------------------------------------------
Microsoft Corp. (c)                                  795,792        18,915,976
------------------------------------------------------------------------------
Novell, Inc. (b) (c)                               1,285,356         5,822,663
------------------------------------------------------------------------------
Oracle Corp. (c)                                     481,250        10,308,375
------------------------------------------------------------------------------
Red Hat, Inc. (b)                                    169,638         3,414,813
------------------------------------------------------------------------------
Symantec Corp. (b) (c)                               316,345         4,922,328
==============================================================================
                                                                    65,238,146
==============================================================================

TECHNOLOGY DISTRIBUTORS--1.14%

Anixter International Inc. (b) (c)                   147,311         5,537,421
==============================================================================
WIRELESS TELECOMMUNICATION
  SERVICES--1.07%

American Tower Corp.-Class A (b) (c)                 164,459         5,185,392
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $463,283,277)                                478,114,512
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY NOTES--0.24%

  3.13%, 11/30/09 (Cost $1,162,592)          $     1,150,000         1,163,342
==============================================================================

                                                 SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.56%

Liquid Assets
  Portfolio--Institutional Class(f)                1,352,662         1,352,662
------------------------------------------------------------------------------
Premier Portfolio--Institutional
  Class(f)                                         1,352,662         1,352,662
==============================================================================
    Total Money Market Funds
      (Cost $2,705,324)                                              2,705,324
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)--99.02%
  (Cost $467,151,193)                                            $ 481,983,178
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--29.33%
Liquid Assets Portfolio
  --Institutional Class
  (Cost $142,745,994)(f)(g)                      142,745,994       142,745,994
==============================================================================
TOTAL INVESTMENTS--128.35%
  (Cost $609,897,187)                                              624,729,172
==============================================================================
OTHER ASSETS LESS LIABILITIES--(28.35)%                           (137,973,412)
==============================================================================
NET ASSETS--100.00%                                            $   486,755,760
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

 (c) All or a portion of this security was out on loan at June 30, 2009.

(d) The Fund has a 10.29% ownership of BlueStream Ventures L.P. ("BlueStream") and has a remaining commitment of $829,416 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of June 30, 2009 represented 1.42% of the Fund's Net Assets. See Note 3.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2009 represented 1.42% of the Fund's Net Assets.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM TECHNOLOGY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM TECHNOLOGY FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM TECHNOLOGY FUND


F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -  Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -  Prices are determined using other significant observable inputs.
                Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM TECHNOLOGY FUND

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                             LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Equity Securities          $613,049,891   $3,604,800   $6,911,139   $623,565,830
--------------------------------------------------------------------------------
U.S. Treasury Securities             --   $1,163,342   $       --   $  1,163,342
================================================================================
  Total Investments        $613,049,891   $4,768,142   $6,911,139   $624,729,172
================================================================================


NOTE 3--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended June 30, 2009.

                                                                   CHANGE IN
                                                                  UNREALIZED     REALIZED
                             VALUE     PURCHASES    PROCEEDS     APPRECIATION      GAIN        VALUE     DIVIDEND
                            03/31/09    AT COST    FROM SALES   (DEPRECIATION)    (LOSS)     06/30/09     INCOME
-----------------------------------------------------------------------------------------------------------------
BlueStream Ventures L.P.   $7,383,68   $      --   $       --     $(472,543)     $     --   $6,911,139   $     --
=================================================================================================================


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $73,961,814 and $57,433,916, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    86,679,849
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (64,076,875)
========================================================================================
Net unrealized appreciation of investment securities                     $    22,602,974
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $602,126,198.

                               AIM UTILITIES FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            I-UTI-QTR-1 06/09           Invesco Aim Advisors, Inc.

AIM UTILITIES FUND


SCHEDULE OF INVESTMENTS(a)
June 30, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS--93.68%

ELECTRIC UTILITIES--41.65%

American Electric Power Co., Inc.                    238,960   $     6,903,554
------------------------------------------------------------------------------
Duke Energy Corp.                                    434,000         6,332,060
------------------------------------------------------------------------------
E.ON AG  (Germany)                                   187,000         6,635,090
------------------------------------------------------------------------------
Edison International                                 266,000         8,368,360
------------------------------------------------------------------------------
Entergy Corp.                                        141,866        10,997,452
------------------------------------------------------------------------------
Exelon Corp.                                         220,000        11,266,200
------------------------------------------------------------------------------
FirstEnergy Corp.                                    194,718         7,545,323
------------------------------------------------------------------------------
FPL Group, Inc.                                      233,000        13,248,380
------------------------------------------------------------------------------
Pepco Holdings, Inc.                                 346,000         4,650,240
------------------------------------------------------------------------------
Portland General Electric Co.                        353,348         6,883,219
------------------------------------------------------------------------------
PPL Corp.                                            240,000         7,910,400
------------------------------------------------------------------------------
Southern Co.                                         134,000         4,175,440
==============================================================================
                                                                    94,915,718
==============================================================================

GAS UTILITIES--11.59%

AGL Resources Inc.                                   248,000         7,886,400
------------------------------------------------------------------------------
EQT Corp.                                            223,271         7,794,391
------------------------------------------------------------------------------
ONEOK, Inc.                                          200,000         5,898,000
------------------------------------------------------------------------------
Questar Corp.                                        100,000         3,106,000
------------------------------------------------------------------------------
UGI Corp.                                             68,076         1,735,257
==============================================================================
                                                                    26,420,048
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--3.50%

NRG Energy, Inc. (b)                                 307,000         7,969,720
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--5.89%

AT&T Inc.                                            251,625         6,250,365
------------------------------------------------------------------------------
Verizon Communications Inc.                          233,606         7,178,712
==============================================================================
                                                                    13,429,077
==============================================================================

MULTI--UTILITIES--25.77%

CMS Energy Corp.                                     672,000         8,117,760
------------------------------------------------------------------------------
Dominion Resources, Inc.                             265,238         8,864,254
------------------------------------------------------------------------------
National Grid PLC (United Kingdom)                   593,446         5,351,351
------------------------------------------------------------------------------
PG&E Corp.                                           245,000         9,417,800
------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                 221,018         7,211,817
------------------------------------------------------------------------------
Sempra Energy                                        150,445         7,466,585
------------------------------------------------------------------------------
Wisconsin Energy Corp.                               106,929         4,353,080
------------------------------------------------------------------------------
Xcel Energy, Inc.                                    432,000         7,953,120
==============================================================================
                                                                    58,735,767
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--5.28%

El Paso Corp.                                        457,208         4,220,030
------------------------------------------------------------------------------
Williams Cos., Inc. (The)                            500,000         7,805,000
------------------------------------------------------------------------------
                                                                    12,025,030
==============================================================================
   Total Common Stocks
     (Cost $223,208,221)                                           213,495,360
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-6.13%

Liquid Assets Portfolio-Institutional
  Class(c)                                         6,985,541   $     6,985,541
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)           6,985,541         6,985,541
==============================================================================
    Total Money Market Funds
      (Cost $13,971,082)                                            13,971,082
==============================================================================
TOTAL INVESTMENTS-99.81%
  (Cost $237,179,303)                                              227,466,442
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                    439,332
==============================================================================
NET ASSETS-100.00%                                             $   227,905,774
______________________________________________________________________________
==============================================================================


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM UTILITIES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM UTILITIES FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM UTILITIES FUND


F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs.
               In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                       LEVEL 1       LEVEL 2      LEVEL 3       TOTAL
------------------------------------------------------------------------
Equity Securities   $215,480,001   $11,986,441    $    --   $227,466,442
========================================================================

AIM UTILITIES FUND


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $10,348,406 and $19,464,430, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    23,418,317
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (33,561,093)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (10,142,776)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $237,609,218.

Item 2. Controls and Procedures.

     (a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Sector Funds

By:    /s/ Philip A. Taylor
       -------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  August 28, 2009


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Philip A. Taylor
       -------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  August 28, 2009


By:    /s/ Sheri Morris
       -------------------------------
       Sheri Morris
       Principal Financial Officer

Date:  August 28, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.